Warrants - Summary of Warrants Outstanding to Purchase Shares (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Disclosure Of Warrants Outstanding To Purchase Shares [Line Items]
Beginning balance | shares
Beginning balance | $ / shares
Number of warrants issued | shares	42,186,503
Number of weighted average exercise price issued | $ / shares	$ 1.14
Ending balance | shares	42,186,503
Ending balance | $ / shares	$ 1.14